SCHEDULE OF DEFERRED COSTS (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred expenses	$ 4,001	$ 4,034
Accumulated amortization	(1,377)	(879)
Total	$ 2,624	$ 3,155